Investments (Tables)	12 Months Ended
Jan. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Summary Of Available-For-Sale Securities
The following is a summary of available-for-sale securities as of January 31, 2012 and 2011:

	January 31, 2012
		Included in Accumulated Other Comprehensive Income
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Cumulative Impairment Charges	Estimated Fair Value
	(In thousands)
Short-term:
Auction rate securities-Corporate issuers	$7,500	$34	$—	$(7,262)	$272
Total short-term investments	$7,500	$34	$—	$(7,262)	$272

	January 31, 2011
		Included in Accumulated Other Comprehensive Income
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Cumulative Impairment Charges	Estimated Fair Value
	(In thousands)
Short-term:
Auction rate securities-Student loans	$71,900	$16,044	$—	$(24,181)	$63,763
Auction rate securities-Corporate issuers	22,500	5,619	—	(19,441)	8,678
Total short-term investments	$94,400	$21,663	$—	$(43,622)	$72,441

Gross Realized Gains And Losses On Investments
The gross realized gains and losses on the Company’s investments are as follows, for the fiscal years presented below:

(In thousands)	Gross Realized Gains	Gross Realized Losses
January 31, 2012	$24,414	$—
January 31, 2011	$23,810	$—
January 31, 2010	$10,760	$—

Components Of Other Comprehensive Income Related To Available-For-Sale Securities
The components of other comprehensive income (loss) ("OCI") related to available-for-sale securities are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands )
Accumulated OCI related to available-for-sale securities, beginning of year	$13,240	$21,032	$10,302
Unrealized gains on available-for-sale securities	(305)	6,950	20,048
Reclassification adjustment for gains included in net loss	(21,329)	(15,483)	(3,582)
Changes in accumulated OCI on available-for-sale securities, before tax	(21,634)	(8,533)	16,466
Other comprehensive income attributable to noncontrolling interest	3	26	53
Deferred income tax benefit (provision)	—	715	(5,789)
Changes in accumulated OCI on available-for-sale securities, net of tax	(21,631)	(7,792)	10,730
Accumulated OCI related to available-for-sale securities, end of year	$(8,391)	$13,240	$21,032